Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 6, 2012
Registrant Name	dei_EntityRegistrantName	RYDEX SERIES FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000899148
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 6, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 6, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012

Long/Short Commodities Strategy Fund (Prospectus Summary): | Long/Short Commodities Strategy Fund
Long/Short Commodities Strategy Fund

RYDEX SERIES FUNDS

Long/Short Commodities Strategy Fund

Supplement dated June 6, 2012

to each of the currently effective Statutory Prospectuses for the Fund listed above dated May 1, 2012, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Fund’s currently effective Statutory Prospectuses and should be read in conjunction with those Statutory Prospectuses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

In the Fund’s summary section, under the heading “Principal Investment Strategies,” the first sentence is deleted in its entirety and replaced with the following:
The Fund seeks to achieve positive total returns, consisting of capital growth and income, with less volatility than the broad commodity markets.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012
Long/Short Commodities Strategy Fund (Prospectus Summary): | Long/Short Commodities Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Long/Short Commodities Strategy Fund
Supplement Text	ck0000899148_SupplementTextBlock

RYDEX SERIES FUNDS

Long/Short Commodities Strategy Fund

Supplement dated June 6, 2012

to each of the currently effective Statutory Prospectuses for the Fund listed above dated May 1, 2012, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Fund’s currently effective Statutory Prospectuses and should be read in conjunction with those Statutory Prospectuses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Investment Strategy, Heading	rr_StrategyHeading	In the Fund’s summary section, under the heading “Principal Investment Strategies,” the first sentence is deleted in its entirety and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve positive total returns, consisting of capital growth and income, with less volatility than the broad commodity markets.
Long/Short Commodities Strategy Fund | A-Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYLBX
Long/Short Commodities Strategy Fund | C-Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYLEX
Long/Short Commodities Strategy Fund | H-Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYLFX
Long/Short Commodities Strategy Fund | Y-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYYSX
Long/Short Commodities Strategy Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYITX